Material accounting policy information (Policies)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Basis of preparation

Basis of preparation

Statement of compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRS Accounting Standards).

The preparation of financial statements in compliance with adopted IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the financial statements and their effect are disclosed in Note 3.

Basis of measurement

The financial statements have been prepared on the basis of historical cost, except for the measurement at fair value of selected financial assets and financial liabilities.

Principles of consolidation

The consolidated financial statements incorporate all the assets, liabilities and results of the Company and all the subsidiary companies and other interests it controlled during the period. The Company controls an entity when it is exposed to, or has the rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The assets, liabilities and results of its subsidiaries are fully consolidated into the consolidated financial statements from the date which control is obtained. The consolidation of a subsidiary is discontinued from the date that control ceases. Intercompany transactions, balances and unrealised gains or losses on transactions between Company entities are fully eliminated on consolidation. Accounting policies of subsidiaries have been changed and adjustments made where necessary to ensure uniformity of the accounting policies of the Company.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Operating segments

Operating segments are presented using the ‘management approach’, where the information presented is on the same basis as the internal reports provided to the Chief Operating Decision Makers (‘CODM’). The CODM is responsible for the allocation of resources to operating segments and assessing their performance.

Foreign currency translation

The financial statements are presented in Australian dollars, which is the Company’s functional and presentation currency.

Foreign currency transactions

Foreign currency transactions are translated into Australian dollars using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at financial year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in profit or loss.

New or amended Accounting Standards and Interpretations adopted

New or amended Accounting Standards and Interpretations adopted

The consolidated entity has adopted all of the new or amended Accounting Standards and Interpretations issued by the International Accounting Standards Board (“IASB”) that are mandatory for the current reporting period. The adoption of these new or amended Accounting Standards and Interpretations did not have a material impact on these financial statements.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

Change in presentation of the income statement and statement of cash flows

Change in presentation of the income statement and statement of cash flows

Nature of change

During the year the Company refined the presentation of its primary statements to improve relevance and understandability. The income statement continues to be presented by nature of expense and now includes a clearly identified Operating loss subtotal. The statement of cash flows continues to be presented using the direct method. These changes are presentation only.

Effect of change

The changes do not affect loss after tax, total comprehensive loss, cash and cash equivalents, or equity for either the current period or the comparative period.

Income statement – summary of reclassifications

●	Certain ongoing listed entity costs previously included within broader captions are now presented on separate natural lines: Investor relations and corporate advisory expenses and Listing and compliance expenses (audit, legal and registrant fees). These remain operating expenses.

●	Finance costs and Fair value movement in derivative liability are presented below Operating loss to distinguish operating from financing results.

●	Totals are unchanged; no non-IFRS subtotals have been introduced on the face.

Costs directly attributable to issuing new shares continue to be deducted from equity. Transaction costs of borrowings, including convertible notes, continue to be deducted from the liability and amortised using the effective interest method.

Statement of cash flows – summary of regrouping

●	Interest paid classification: The Company presents interest and other finance costs paid within financing activities (IAS 7.31–33) and has reclassified comparatives accordingly.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Comparative information and consistency

Comparative figures have been reclassified to conform to the current year’s presentation (IAS 1.41, 45). The reclassifications have no impact on total cash flows, loss after tax or equity. The Company will apply these presentation policies consistently going forward.

Recognition and measurement policies unaffected

The change in presentation does not change the Company’s accounting policies for recognition and measurement, including revenue, share based payments, depreciation and amortisation and financial instruments.

Revenue Recognition

Revenue Recognition

The entity recognises revenue as follows:

Revenue from contracts with customers

Revenue is recognised at an amount that reflects the consideration to which the entity is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the entity; identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognises revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

Variable consideration within the transaction price, if any, is determined having regard to past experience with respect to the cancelled contracts with the entity where the member gyms maintain a right of terminate pursuant to the licence agreement. Revenue will only be recognised to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised under the contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Such estimates are determined using either the ‘expected value’ or ‘most likely amount’ method. Amounts received that are subject to the constraining principle are recognised as a refund liability.

Program revenue

Program revenue consists of license fees which are recognized following the occurrence of both the transfer of the right to use the Company’s intellectual property upon signing of the license agreement and once usage of the license occurs at the commencement of the Alta MMA Training Program. The Company’s intellectual property consists of a set of mixed martial arts training programs and relevant branding and support. A license agreement consists of the right to use the intellectual property of the Company and either party may terminate the license upon written notice to the other party. If the agreement is terminated in this manner, the termination will take effect after the completion of the relevant series and the series finale, but prior to a new series beginning. The amount of program revenue is dependent on the number of participants in each series for each gym.

Based on the license agreement, a usage-based royalty arrangement is in place between the Company and the gyms. The Company recognizes program revenue following the occurrence of both the transfer of the right to use the Company’s intellectual property upon signing of the license agreement and once usage of the license which occurs at the commencement of the Alta MMA Training Program.

The Company has the ultimate responsibility of ensuring the Alta MMA Training Program meets customer specifications and price determination. The Company is therefore considered the principal in these arrangements. The Company receives training fees directly from the participants and subsequently distributes a portion of such revenues to our gym partners based on the terms of the license agreements.

Contractual Payments to Gyms

The Company is required to settle contractual payments to the gyms as a percentage of the total training fees collected from participants. Net revenue from program fees is recognised as revenue from program fees less the contractual obligations payable to the gyms.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

SaaS revenue

The Company earns SaaS revenue from (i) subscription access to its hosted gym-management software and (ii) transaction revenue processing services where a percentage fee (“clip”) is charged on processed payments. Contracts are typically cancellable monthly. Revenue is measured at the amount expected to be entitled to, net of taxes and credits.

Subscription SaaS revenue is satisfied over time and revenue is recognized straight-line over the monthly service period starting when access is provisioned. Unearned revenue is recorded in the statement of financial position in unearned revenue.

Transaction SaaS revenue is recognised at the point in time that the related payment is processed and completed.

Sales of merchandise

Revenue from the sale of program merchandise is recognised at the point in time when the gyms obtain control of the goods, which is generally at the time of delivery.

Finale revenue

Revenue from event ticket sales is recognised at the point in time when the event occurs.

Research & Development Tax Incentive

Government grant, including the R&D incentives, shall not be recognised until there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received.

Franchise and other income

Franchise and other income is recognised when it is received or when the right to receive payment is established.

Current and non-current classification

Current and non-current classification

Assets and liabilities are presented in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realised or intended to be sold or consumed in the consolidated entity’s normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in the consolidated entity’s normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short- term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. For the statement of cash flows presentation purposes, cash and cash equivalents also includes bank overdrafts, which are shown within trade and other payables in current liabilities on the statement of financial position.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Trade and other receivables

Trade and other receivables

Trade receivables are initially recognised at fair value and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses.

Expected Credit Losses

The entity has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue. Trade and other receivables are recognised at amortised cost, less any allowance for expected credit losses.

Trade and other payables

Trade and other payables

These amounts represent liabilities for goods and services provided to the entity prior to the end of the financial year and which are unpaid. Other payables include cash received from the participants on behalf of the gyms. Due to their short-term nature they are measured at amortised cost and are not discounted.

Plant and equipment

Plant and equipment

Plant and equipment are stated at cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items. Depreciation is calculated on a straight- line basis to write off the net cost of each item of property, plant and equipment over their expected useful lives as follows:

Asset	Rate
Plant and equipment	3 to 5 years
Computer equipment	3 to 5 years
Office equipment	3 to 5 years
Furniture and fittings	3 to 5 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of property, plant and equipment is derecognised upon disposal or when there is no future economic benefit to the entity. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.

Business combinations	Business combinations The acquisition method of accounting is used to account for business combinations. The consideration transferred is the sum of the acquisition-date fair values of the assets transferred, equity instruments issued or liabilities incurred by the acquirer to former owners of the acquiree and the amount of any non-controlling interest in the acquiree. Fixed deferred payments are recognised as financial liabilities at fair value on acquisition and subsequently measured at amortised cost using the effective interest method; foreign currency liabilities are retranslated at each reporting date with gains/losses in profit or loss. Consideration contingent on future performance that is also conditional on the seller’s continued employment is compensation for services and is not included in consideration transferred. At the acquisition date the identifiable assets acquired and the liabilities assumed are recognized at their fair value.
Contingent consideration and deferred payments

Contingent consideration and deferred payments

Fixed deferred payments are recognised as financial liabilities at fair value on the acquisition date and subsequently measured at amortised cost with the effective interest rate method; foreign currency tranches are retranslated at each reporting date with gains/losses in profit or loss. Contingent consideration is measured at fair value on acquisition and subsequently remeasured through profit or loss where classified as a liability. Payments linked to post-combination service.

Where additional payments to the sellers are conditional on continued employment, those payments are compensation for services under IFRS 2/IAS 19 and are not included in consideration transferred.

Goodwill

Goodwill

Goodwill is measured as the excess of consideration transferred (including the fair value of any non-controlling interest and previously held equity interest, if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. Goodwill is not amortised and is tested annually for impairment, or more frequently when indicators exist. Goodwill is carried at cost less accumulated impairment losses and is allocated to cash-generating units (CGUs) expected to benefit from the business combination.

Intangible assets

Intangible assets

Intangible assets acquired as part of a business combination, other than goodwill, are initially measured at their fair value at the date of the acquisition. Intangible assets acquired separately in an asset acquisition are separately recognised at cost. Indefinite life intangible assets are not amortized and are subsequently measured at cost less any impairment. Finite life intangible assets are subsequently measured at cost less amortization and any impairment. The gains or losses recognized in profit or loss arising from the derecognition of intangible assets are measured as the difference between net disposal proceeds and the carrying amount of the intangible asset. The method and useful lives of finite life intangible assets are reviewed annually. Changes in the expected pattern of consumption or useful life are accounted for prospectively by changing the amortization method or period.

Trademarks

Significant costs associated with patents or trademarks are deferred and amortised on a straight-line basis over the period of their expected benefit, being their finite life of 10 years.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Technology

Costs incurred in both internally and from external providers in developing the platform that will contribute to future year financial benefits through revenue generation and/or cost reduction are capitalised to software. These costs are amortised on a straight-line basis over the estimated useful life (4 years) since first used.

Research and development

Research costs are expensed in the period in which they are incurred. Development costs are capitalised when it is probable that the project will be a success considering its commercial and technical feasibility.

Impairment of non-financial assets

Impairment of non-financial assets

Intangible assets are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount.

Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Borrowings

Borrowings

Advances and borrowings are initially recognised at the fair value of the consideration received, net of transaction costs. They are subsequently measured at amortised cost using the effective interest method.

Employee benefits

Employee benefits

Short-term employee benefits

Liabilities for wages and salaries, including non-monetary benefits, annual leave and long service leave expected to be settled wholly within 12 months of the reporting date are measured at the amounts expected to be paid when the liabilities are settled.

Other long-term employee benefits

The liability for annual leave and long service leave not expected to be settled within 12 months of the reporting date are measured at the present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the reporting date on corporate bonds with terms to maturity and currency that match, as closely as possible, the estimated future cash.

Goods and Services Tax (GST) and other similar taxes

Goods and Services Tax (GST) and other similar taxes

Revenues, expenses, and assets are recognised net of the amount of associated GST, unless the GST incurred is not recoverable from the tax authority. In this case it is recognised as part of the cost of the acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the tax authority is included in other receivables or other payables in the statement of financial position.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the tax authority, are presented as operating cash flows.

Commitments and contingencies are disclosed net of the amount of GST recoverable from, or payable to, the tax authority.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Issued capital

Issued capital

Ordinary Shares

Ordinary Shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Pre Funded Warrants

Prefunded warrants (“PFWs”) entitle the holder to acquire one ordinary share for a de minimis exercise price, with substantially all consideration prepaid at issuance. PFWs are equity instruments and recognised in equity (warrant equity reserve). This reflects that the instrument does not meet the definition of a derivative. On exercise, the warrant equity reserve is reclassified within equity to share capital, together with any nominal cash received on exercise. No gain or loss is recognised on exercise.

Income tax

Income tax

The income tax expense for the year is the tax payable on the current year’s taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.

Deferred tax assets and liabilities are recognised for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates which are enacted or substantively enacted for each jurisdiction. The relevant tax rates are applied to the cumulative amounts of deductible and taxable temporary differences to measure the deferred tax asset or liability.

An exception is made for certain temporary differences arising from the initial recognition of an asset or a liability. No deferred tax asset or liability is recognised in relation to these temporary differences if they arose in a transaction, other than a business combination, that at the time of the transaction did not affect either accounting profit or taxable profit or loss.

Deferred tax assets are recognised for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Deferred tax liabilities and assets are not recognised for temporary differences between the carrying amount and tax bases of investments in controlled entities where the parent company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the Company has a legally enforceable right to offset and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously.

Current and deferred tax is recognised as income or an expense and included in profit and loss for the [period except where the tax arises from a transaction which is recognized in other comprehensive oncome or equity, in which case the tax is recognized in other comprehensive income to equity respectively.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Share-based payments

Share-based payments

The Company provides benefits to consultants, advisors and employees (including directors) of the consolidated entity in the form of share-based payment transactions, whereby employees render services in exchange for shares or rights over shares (‘equity-settled transactions’). The cost of these equity-settled transactions with employees is measured by reference to the fair value at the date at which they are granted. The fair value is determined by an external valuation using a Black- Scholes option pricing model.

The cost of equity-settled transactions is recognised, together with a corresponding increase in equity, over the period in which the performance conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (‘vesting date’).

The cumulative expense recognised for equity-settled transactions at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired and (ii) the number of awards that, in the opinion of the directors of the consolidated entity, will ultimately vest. This opinion is formed based on the best available information at balance date. No adjustment is made for the likelihood of market performance conditions being met as the effect of these conditions is included in the determination of fair value at grant date.

No expense is recognised for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition.

Where an equity-settled award is cancelled, it is treated as if it had vested on the date of cancellation, and any expense not yet recognised for the award is recognised immediately. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new award are treated as if they were a modification of the original award.

Classification and measurement of financial liabilities

Classification and measurement of financial liabilities

The Company’s financial liabilities include trade and other payables, financial liabilities measured at amortised cost and derivative financial instruments. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Company’s designated a financial liability at fair value through profit or loss. Subsequently, financial liabilities are measured at amortised cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognised in profit or loss.

Right-of-use assets

Right-of-use assets

A right-of-use asset is recognised at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received, any initial direct costs incurred, and, except where included in the cost of inventories, an estimate of costs expected to be incurred for dismantling and removing the underlying asset, and restoring the site or asset.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the consolidated entity expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

Lease liabilities

Lease liabilities

A lease liability is recognised at the commencement date of a lease. The lease liability is initially recognised at the present value of the lease payments to be made over the term of the lease, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the consolidated entity’s incremental borrowing rate. Lease payments comprise of fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, amounts expected to be paid under residual value guarantees, exercise price of a purchase option when the exercise of the option is reasonably certain to occur, and any anticipated termination penalties.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

The variable lease payments that do not depend on an index or a rate are expensed in the period in which they are incurred. Lease liabilities are measured at amortised cost using the effective interest method. The carrying amounts are remeasured if there is a change in the following: future lease payments arising from a change in an index or a rate used; residual guarantee; lease term; certainty of a purchase option and termination penalties. When a lease liability is remeasured, an adjustment is made to the corresponding right-of use asset, or to profit or loss if the carrying amount of the right-of-use asset is fully written down.

Fair value measurement

Fair value measurement

When an asset or liability, financial or non-financial, is measured at fair value for recognition or disclosure purposes, the fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; and assumes that the transaction will take place either: in the principal market; or in the absence of a principal market, in the most advantageous market.

Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, assuming they act in their economic best interests. For non-financial assets, the fair value measurement is based on its highest and best use. Valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, are used, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

Assets and liabilities measured at fair value are classified into three levels, using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. Classifications are reviewed at each reporting date and transfers between levels are determined based on a reassessment of the lowest level of input that is significant to the fair value measurement.

For recurring and non-recurring fair value measurements, external valuers may be used when internal expertise is either not available or when the valuation is deemed to be significant. External valuers are selected based on market knowledge and reputation. Where there is a significant change in fair value of an asset or liability from one period to another, an analysis is undertaken, which includes a verification of the major inputs applied in the latest valuation and a comparison, where applicable, with external sources of data.

Loss per share

Loss per share

Basic loss per share

Basic loss per share is calculated by dividing the loss attributable to the owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the financial year.

Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of shares assumed to have been issued for no consideration in relation to dilutive potential ordinary shares.

Parent entity financial information

Parent entity financial information

The financial information for the Parent entity, Mixed Martial Arts Group Limited, disclosed in Note 20 has been prepared on the same basis as the consolidated financial statement. Investments in subsidiaries are accounted for at cost less provision for impairment in the financial statements of the Parent entity.